Other Disclosures - Fees to Auditors Appointed at the Annual General Meeting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees to Auditors Appointed at the Annual General Meeting
Audit fees	$ 1.7	$ 1.5	$ 0.9
Audit-related fees	0.8	0.3	0.5
Total	$ 2.5	$ 1.8	$ 1.4